APF II RESI O4B-24A, LLC ABS-15G

Exhibit 99.1

Table for Form ABS-15G (Repurchase Reporting)⁽¹⁾ APF II Resi O4B-24A, LLC
Name of the Issuing Entity	Deal Name	Closing Date	CIK#	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand⁽³⁾			Assets That Were Repurchased or Replaced⁽⁴⁾			Asset Pending Repurchase or Replacement (within cure period)⁽⁵⁾			Demand in Dispute⁽⁶⁾			Demand Withdrawn⁽⁷⁾			Demand Rejected⁽⁸⁾
Asset Type: Residential Mortgage Loans						(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
HOMES 2024-NQM2 Trust	Mortgage Pass-Through Certificates, Series 2024-NQM2	11/21/2024			Acra Lending	255	$139,613,695.98	37.25%	1	$369,578.36	0.26%	1	$369,578.36	0.26%
					Onslow Bay	247	$156,959,654.67	41.88%	2	$1,094,507.82	0.70%	1	$147,423.96	0.09%							1	$947,083.86	0.60%
					Other Originators	157	$78,194,272.67	20.86%	2	$2,995,412.45	3.83%	1	$2,356,979.87	3.01%							1	$638,432.58	0.82%
TOTAL HOMES 2024-NQM2						659	$374,767,623.32	100.00%	5	$4,459,498.63	1.19%	3	$2,873,982.19	0.77%	0	$0.00		0	$0.00		2	$1,585,516.44	0.42%	0	$0.00
HOMES 2025-NQM1 Trust	Mortgage Pass-Through Certificates, Series 2025-NQM1	01/25/2025			Angel Oak	275	$134,392,552.03	40.44%
					OCMBC	334	$147,486,083.81	44.37%	6	$2,534,544.96	1.72%				5	$1,967,482.93	1.33%				1	$567,062.03	0.38%
					Hometown Equity	107	$50,350,373.13	15.15%
					Onslow Bay	1	$137,344.27	0.04%
								0.00%
TOTAL HOMES 2025-NQM1						717	$332,366,353.24	100.00%	6	$2,534,544.96	0.76%	0	$0.00		5	$1,967,482.93	0.59%	0	$0.00		1	$567,062.03	0.17%	0	$0.00
HOMES 2025-NQM2 Trust	Mortgage Pass-Through Certificates, Series 2025-NQM2	05/06/2025			Acra Lending	226	$100,188,412.37	27.35%
					Champions Funding, LLC	118	$54,290,323.15	14.82%	6	$3,434,104.54	6.33%	2	$1,014,948.03	1.87%	2	$689,266.79	1.27%				2	$1,729,889.72	3.19%
					Angel Oak	60	$32,184,964.22	8.79%
					Change Lending	61	$30,848,554.32	8.42%
					Other Originators	266	$148,759,067.46	40.61%	3	$2,246,584.80	1.51%	1	$224,483.21	0.15%	2	$2,022,101.59	1.36%
TOTAL HOMES 2025-NQM2						731	$366,271,321.52	100.00%	9	$5,680,689.34	1.55%	3	$1,239,431.24	0.34%	4	$2,711,368.38	0.74%	0	$0.00		2	$1,729,889.72	0.47%	0	$0.00
HOMES 2025-NQM3 Trust	Mortgage Pass-Through Certificates, Series 2025-NQM3	06/11/2025			Acra Lending	311	$148,747,349.72	29.18%	1	$129,434.53	0.09%	1	$129,434.53	0.09%
					Champions Funding, LLC	163	$69,229,639.23	13.58%	4	$1,865,147.76	2.69%	3	$1,347,647.76	1.95%	1	$517,500.00	0.75%
					Change Lending	73	$40,107,441.90	7.87%
					Angel Oak	62	$28,683,005.43	5.63%
					OTHER ORIGINATORS	443	$223,027,388.18	43.75%	4	$2,062,173.74	0.92%	2	$1,616,216.03	0.72%	2	$445,957.71	0.20%
TOTAL HOMES 2025-NQM3						1,052	$509,794,824.46	100.00%	9	$4,056,756.03	0.80%	6	$3,093,298.32	0.61%	3	$963,457.71	0.19%	0	$0.00		0	$0.00		0	$0.00
HOMES 2025-NQM4 Trust	Mortgage Pass-Through Certificates, Series 2025-NQM4	08/14/2025			Cake Mortgage, Corp.	126	$76,828,968.58	19.25%	7	$3,933,141.36	5.12%	3	$2,646,859.07	3.45%	4	$1,286,282.29	1.67%
					Angel Oak Mortgage Solutions, LLC	137	$64,565,172.87	16.17%	1	$1,204,458.56	1.87%	1	$1,204,458.56	1.87%
					NMSI, Inc.	58	$31,486,615.22	7.89%
					Deephaven Mortgage, LLC	80	$25,568,319.03	6.41%	1	$82,451.29	0.32%	1	$82,451.29	0.32%
					Bridgeway Lending Partners, LLC	48	$24,649,125.36	6.18%	2	$399,183.74	1.62%				1	$158,377.87	0.64%				1	$240,805.87	0.98%
					OTHER ORIGINATORS	340	$176,069,942.29	44.11%	1	$729,493.08	0.41%										1	$729,493.08	0.41%
TOTAL HOMES 2025-NQM4						789	$399,168,143.35	100.00%	12	$6,348,728.03	1.59%	5	$3,933,768.92	0.99%	5	$1,444,660.16	0.36%	0	$0.00		2	$970,298.95	0.24%	0	$0.00
HOMES 2025-NQM5 Trust	Mortgage Pass-Through Certificates, Series 2025-NQM5	11/14/2025			Citadel Servicing Corporation	497	$249,612,809.37	59.30%
					Cake Mortgage Corp	42	$40,811,094.76	9.70%	8	$11,709,724.71	28.69%	1	$2,152,838.97	5.28%	6	$6,983,109.62	17.11%				1	$2,573,776.12	6.31%
					NMSI, Inc	56	$38,680,403.02	9.19%
					Champions Funding, LLC	66	$31,762,188.99	7.55%	6	$3,156,813.44	9.94%	2	$903,608.39	2.84%	4	$2,253,205.05	7.09%
					Bridgeway Lending Partners LLC	35	$21,400,981.43	5.08%
					Angel Oak Mortgage Solutions LLC	39	$21,884,979.58	5.20%
					OTHER ORIGINATORS	28	$16,789,885.99	3.99%
TOTAL HOMES 2025-NQM5						763	$420,942,343.14	100.00%	14	$14,866,538.15	3.53%	3	$3,056,447.36	0.73%	10	$9,236,314.67	2.19%	0	$0.00		1	$2,573,776.12	0.61%	0	$0.00
HOMES 2026-NQM1 Trust	Mortgage Pass-Through Certificates, Series 2026-NQM1	01/20/2026			Acra Lending	250	$152,167,386.04	48.42%	3	$1,058,529.27	0.70%				3	$1,058,529.27	0.70%
					Annaly Mortgage	45	$35,370,240.02	11.25%
					Bridgeway Lending Partners, LLC	75	$33,032,756.26	10.51%	2	$482,162.82	1.46%				2	$482,162.82	1.46%
					Angel Oak Mortgage Solutions, LLC	77	$30,485,700.44	9.70%
					Champions Funding, LLC	64	$26,605,555.92	8.47%	1	$1,342,853.84	5.05%				1	$1,342,853.84	5.05%
					Cake Mortgage, Corp.	38	$13,968,572.98	4.44%
					OTHER ORIGINATORS	52	$22,662,388.32	7.21%
TOTAL HOMES 2026-NQM1						601	$314,292,599.98	100.00%	6	$2,883,545.93	0.92%	0	$0.00		6	$2,883,545.93	0.92%	0	$0.00		0	$0.00		0	$0.00
HOMES 2026-NQM3 Trust	Mortgage Pass-Through Certificates, Series 2026-NQM3	05/14/2026			ACRA	453	$210,099,644.55	55.88%	5	$3,281,844.81	1.56%	5	$3,281,844.81	1.56%
					LenderMac	127	$62,257,769.35	16.56%	6	$3,280,526.55	5.27%				6	$3,280,526.55	5.27%
					Angel Oak	148	$61,137,894.15	16.26%	1	$624,639.92	1.02%				1	$624,639.92	1.02%
					Cross Country Mortgage	65	$32,645,404.20	8.68%
					Hanmi	22	$9,811,168.63	2.61%

TOTAL HOMES 2026-NQM3						815	$375,951,880.88	100.00%	12	$7,187,011.28	1.91%	5	$3,281,844.81	0.87%	7	$3,905,166.47	1.04%	0	$0.00		0	$0.00		0	$0.00
GRAND TOTAL						6,127	$3,093,555,089.89	100.00%	73	$48,017,312.35	1.55%	25	$17,478,772.84	0.57%	40	$23,111,996.25	0.75%	0	$0.00		8	$7,426,543.26	0.24%	0	$0.00

Footnotes:

(1)       For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase are listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in and was reported for a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

(2)       [Reserved.]

(3)       Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the subject reporting period (or in a prior reporting period if not previously reported), and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(4)       “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated and for which a make-whole payment was made in lieu of repurchase, or may include assets that were subject of a litigation settlement.

(5)       “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(6)       “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(7)       “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(8)       “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.